Goodwill and Intangible Assets Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, Impairment Loss	$ 0	$ 0
Goodwill activity:
Balance at beginning of year	2,191,600,000	2,418,700,000
Foreign currency translation	(218,500,000)	(227,100,000)
Goodwill, Acquired During Period	10,200,000
Balance at end of year	$ 1,983,300,000	2,191,600,000
Canada
Goodwill [Line Items]
Percentage Of Fair Value Exceeding Carrying Value	20.00%
Goodwill activity:
Balance at beginning of year	$ 656,500,000	718,200,000
Foreign currency translation	(105,100,000)	(61,700,000)
Goodwill, Acquired During Period	0
Balance at end of year	$ 551,400,000	656,500,000
Europe [Member]
Goodwill [Line Items]
Percentage Of Fair Value Exceeding Carrying Value	9.00%
Goodwill activity:
Balance at beginning of year	$ 1,528,000,000	1,693,200,000
Foreign currency translation	(112,600,000)	(165,200,000)
Goodwill, Written off Related to Sale of Business Unit	(6,700,000)
Balance at end of year	1,408,700,000	1,528,000,000
MCI
Goodwill activity:
Balance at beginning of year	7,100,000	7,300,000
Foreign currency translation	(800,000)	(200,000)
Goodwill, Acquired During Period	16,900,000
Balance at end of year	$ 23,200,000	$ 7,100,000